Document and Entity Information	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	ALTRA INDUSTRIAL MOTION CORP.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 28, 2022, Altra Industrial Motion Corp. (“the Company”) filed with the Securities and Exchange Commission a report on Form 8-K (the “Prior 8-K) disclosing that the Company announced certain unaudited financial results for the quarter ended June 30, 2022. This amendment is being filed to amend the prior 8-K to correct GAAP Earnings Per Share guidance and Pro Forma GAAP Earnings Per Share guidance contained in Exhibits 99.1 and 99.2 attached thereto to reflect the tax expense related to the divestiture of the JVS business. This 8-K/A also reflects changes to associated reconciliation tables. A copy of the corrected Press release and Charts are attached hereto as Exhibits 99.1 and 99.2, which are incorporated by reference herein.
Entity Central Index Key	0001374535
Document Period End Date	Jul. 28, 2022
Entity Emerging Growth Company	false
Entity File Number	001-33209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1478870
Entity Address, Address Line One	300 Granite Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	781
Local Phone Number	917-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (par value $0.001)
Trading Symbol	AIMC
Name of each exchange on which registered	NASDAQ